PROPERTY AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE – 9 PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of March 31,
	2025	2026	2026
	HKD	HKD	USD

Office equipment, at cost	$162,327	$173,860	$22,290
Less: accumulated depreciation	(132,470)	(149,696)	(19,192)

Property and equipment, net	$29,857	$24,164	$3,098

Depreciation expense for the years ended March 31, 2024, 2025 and 2026 were HKD30,285, HKD16,664 and HKD17,226 (USD2,208), respectively.